JPMORGAN TRUST I

270 Park Avenue

New York, NY 10017

September 12, 2014

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Attention: Filing Desk

Re:	JPMorgan Trust I (the “Trust”) on behalf of

The JPMorgan Europe Research Enhanced Equity Fund (the “Fund”)

File Nos. 811-21295 and 333-103022

Ladies and Gentlemen:

Pursuant to the requirements of the Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectuses of the Fund do not differ from the prospectuses contained in the Post-Effective Amendment No. 357 (Amendment 358 under the Investment Company Act of 1940) filed electronically on September 8, 2014.

If you have any questions, please call the undersigned at (212) 648-0472.

Sincerely,

/s/ Gregory S. Samuels
Gregory S. Samuels
Assistant Secretary